UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 320 South Boston
         Suite 825
         Tulsa, OK 74103
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     November 15, 2007
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     76
Form 13F Information Table Value Total:     $236,851
                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COMMON           88579Y101      382     4400 SH       SOLE                     4400
CHEVRONTEXACO CORP	       COMMON          	166764100      364     3892 SH	 SOLE		              3892
CHINA PETE & CHEM COR	       COMMON     	16941R108      428     3475 SH	 SOLE		              3475
CISCO SYS INC	             COMMON     	17275R102     6714   202670 SH	 SOLE		            202670
COACH INC	                   COMMON     	189754104     4692    99250 SH	 SOLE	             	 99250
CONOCOPHILLIPS	             COMMON     	20825C104     6584    75011 SH	 SOLE 		       75011
CVS CORP	                   COMMON     	126650100      222     5600 SH	 SOLE		              5600
DEVON ENERGY CORP NEW	       COMMON     	25179M103     4912    59042 SH	 SOLE		             59042
DISNEY WALT PRODTNS	       COMMON     	254687106     2957    85973 SH	 SOLE		             85973
E M C CORP MASS	             COMMON     	268648102     7714   370880 SH	 SOLE		            370880
EBAY INC	                   COMMON     	278642103     5210   133527 SH	 SOLE		            133527
EMERSON ELEC CO	             COMMON     	291011104     6401   120275 SH	 SOLE		            120275
ENBRIDGE ENERGY PARTN	       COMMON     	29250R106      342     7010 SH	 SOLE		              7010
ENTERPRISE PRODS PART	       COMMON     	293792107	   221     7300 SH	 SOLE		              7300
EXXON MOBIL CORP	             COMMON     	30231G102     1959    21163 SH	 SOLE		             21163
FEDEX CORP	                   COMMON     	31428X106     5412    51662 SH	 SOLE		             51662
GASTAR EXPL LTD	             COMMON     	367299104       15    10000 SH	 SOLE		             10000
GENERAL ELECTRIC	             COMMON     	369604103     7814   188751 SH	 SOLE		            188751
GENZYME CORP GEN DIV	       COMMON     	372917104     4035    65115 SH	 SOLE            		 65115
GOOGLE INC-CL A	             COMMON     	38259P508     3186     5616 SH	 SOLE            		  5616
GUESS INC	                   COMMON     	401617105      400     8150 SH	 SOLE            		  8150
I B M	                         COMMON     	459200101      419     3561 SH	 SOLE            		  3561
ITT INDS INC IND	             COMMON     	450911102     4924    72485 SH	 SOLE            		 72485
J P MORGAN CHASE & CO	       COMMON     	46625H100     4440    96897 SH	 SOLE            		 96897
JOHNSON & JOHNSON	             COMMON     	478160104      424     6455 SH	 SOLE            		  6455
LOCKHEED MARTIN CORP	       COMMON     	539830109      391     3600 SH	 SOLE            		  3600
MAGELLAN MIDSTREAM PA	       COMMON     	559080106      500    12495 SH	 SOLE            		 12495
MARATHON OIL CORP	             COMMON     	565849106      520     9125 SH	 SOLE            		  9125
MICROSOFT	                   COMMON     	594918104      941    31955 SH	 SOLE            		 31955
NORDSTROM INC	             COMMON     	655664100      464     9890 SH	 SOLE            		  9890
NORFOLK SOUTHN CORP	       COMMON     	655844108      425     8185 SH	 SOLE            		  8185
NOVARTIS AG SPONSORED	       COMMON     	66987V109     5632   102480 SH	 SOLE            		102480
NUSTAR ENERGY LP UNIT	       COMMON     	67058H102      205     3442 SH	 SOLE            		  3442
OCCIDENTAL PETE CORP	       COMMON     	674599105     7476   116673 SH	 SOLE            		116673
ONEOK PARTNERS L P	       COMMON     	68268N103      464     7805 SH	 SOLE            		  7805
PEABODY ENERGY CORP	       COMMON     	704549104     5061   105715 SH	 SOLE            		105715
PEPSICO INC	                   COMMON     	713448108     6286    85802 SH	 SOLE            		 85802
PRINCIPAL FINL GROUP	       COMMON     	74251V102     5189    82255 SH	 SOLE            		 82255
PROCTER & GAMBLE COMP	       COMMON     	742718109     6527    92798 SH	 SOLE            		 92798
QUALCOMM INC	             COMMON     	747525103     4608   109030 SH	 SOLE            		109030
RESEARCH IN MOTION LT	       COMMON     	760975102      218     2215 SH	 SOLE            		  2215
ROYAL DUTCH SHELL PLC	       COMMON     	780259107      276     3361 SH	 SOLE            		  3361
SCHLUMBERGER	             COMMON     	806857108      779     7416 SH	 SOLE            		  7416
SUNCOR ENERGY INC	             COMMON     	867229106     6616    69778 SH	 SOLE            		 69778
TIME WARNER INC	             COMMON     	887317105     2661   144930 SH	 SOLE            		144930
UNITEDHEALTH GROUP IN	       COMMON     	91324P102     4046    83540 SH	 SOLE            		 83540
WAL MART STORES INC	       COMMON     	931142103      368     8442 SH	 SOLE            		  8442
WHOLE FOODS MKT INC	       COMMON     	966837106     6845   139815 SH	 SOLE            		139815
WILLIAMS CLAYTON ENER	       COMMON     	969490101      667    20217 SH	 SOLE            		 20217
WILLIAMS COS INC	             COMMON     	969457100      348    10231 SH	 SOLE            		 10231
WILLIAMS PARTNERS L P	       COMMON     	96950F104      348     8425 SH	 SOLE            		  8425
WYETH	                         COMMON     	983024100      241     5400 SH	 SOLE            		  5400
WYNN RESORTS LTD	             COMMON     	983134107     5311    33710 SH	 SOLE            		 33710
XTO ENERGY INC	             COMMON     	98385X106      609     9850 SH	 SOLE            		  9850
YAHOO INC	                   COMMON     	984332106     4267   158960 SH	 SOLE            		158960
YUM BRANDS INC	             COMMON     	988498101     7512   222065 SH	 SOLE            		222065
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